MASSMUTUAL PREMIER FUNDS

Supplement dated July 16, 2012 to the

Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the Discovery Value Fund and Main Street Small/Mid Cap Fund:

Effective July 13, 2012 (the “Termination Date”), the Discovery Value Fund and Main Street Small/Mid Cap Fund were each dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the MassMutual Premier Funds. Shareholders of the various classes of shares of the Discovery Value Fund and Main Street Small/Mid Cap Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

The following information replaces the information found under Portfolio Manager in the section titled Management on page 66 for the Capital Appreciation Fund:

Portfolio Managers:

Julie Van Cleave, CFA is a Vice President of OFI. She has managed the Fund since April 2010.

Michael Kotlarz is a Vice President of OFI. He has managed the Fund since June 2012.

The following information found in the last sentence of the second paragraph in the section titled Principal Investment Strategies on pages 96-97 for the Strategic Emerging Markets Fund is hereby deleted:

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

The following Principal Risk is hereby deleted on page 98 for the Strategic Emerging Markets Fund: Non-Diversification Risk.

The following information replaces information for the Capital Appreciation Fund found under the heading Subadvisers and Portfolio Managers on page 119 in the section titled Management of the Funds:

Julie Van Cleave, CFA

is the lead portfolio manager of the Capital Appreciation Fund. Ms. Van Cleave is a Vice President and Senior Portfolio Manager of OFI. Prior to joining OFI in April 2010, she was a Managing Director, U.S. Large-Cap Growth Equity, and lead portfolio manager at Deutsche Asset Management from December 2002 to February 2009.

Michael Kotlarz

is a co-portfolio manager of the Capital Appreciation Fund. Mr. Kotlarz is a Vice President and Portfolio Manager of OFI. Prior to joining OFI in March 2008, he was a Managing Director of Equity Research at Ark Asset Management from March 2000 to March 2008.

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B3000M-12-04

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Capital Appreciation Fund

Supplement dated July 16, 2012 to the

Summary Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces the information found under Portfolio Manager in the section titled Management for the Capital Appreciation Fund:

Portfolio Managers:

Julie Van Cleave, CFA is a Vice President of OFI. She has managed the Fund since April 2010.

Michael Kotlarz is a Vice President of OFI. He has managed the Fund since June 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Strategic Emerging Markets Fund

Supplement dated July 16, 2012 to the

Summary Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information found in the last sentence of the second paragraph in the section titled Principal Investment Strategies is hereby deleted:

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

The following Principal Risk is hereby deleted:

Non-Diversification Risk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL PREMIER FUNDS

Supplement dated July 16, 2012 to the

Statement of Additional Information dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces similar information found under the first paragraph in the section titled General Information on page 3:

GENERAL INFORMATION

MassMutual Premier Funds (the “Trust”) is a professionally managed, open-end investment company. This Statement of Additional Information (“SAI”) describes the following 18 diversified series of the Trust: (1) MassMutual Premier Money Market Fund (“Money Market Fund”), (2) MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”), (3) MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”), (4) MassMutual Premier Core Bond Fund (“Core Bond Fund”), (5) MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”), (6) MassMutual Premier High Yield Fund (“High Yield Fund”), (7) MassMutual Barings Dynamic Allocation Fund (“Barings Dynamic Allocation Fund”), (8) MassMutual Premier Balanced Fund (“Balanced Fund”), (9) MassMutual Premier Value Fund (“Value Fund”), (10) MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”), (11) MassMutual Premier Main Street Fund (“Main Street Fund”), (12) MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”), (13) MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”), (14) MassMutual Premier Small/Mid Cap Opportunities Fund (formerly known as MassMutual Premier Small Company Opportunities Fund) (“Small/Mid Cap Opportunities Fund”), (15) MassMutual Premier Global Fund (“Global Fund”), (16) MassMutual Premier International Equity Fund (“International Equity Fund”), (17) MassMutual Premier Focused International Fund (“Focused International Fund”), and (18) MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”); and one non-diversified series of the Trust: MassMutual Premier International Bond Fund (“International Bond Fund”) (each individually referred to as a “Fund” or collectively as the “Funds”). Currently, the Trustees have authorized a total of 19 separate series. Additional series may be created by the Trustees from time-to-time.

The following information replaces similar information found under the heading Fundamental Investment Restrictions Of The Funds in the section titled Investment Restrictions Of The Funds on pages 44-45:

(1) with the exception of the International Bond Fund, purchase securities (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities or securities issued by investment companies) of any one issuer if, as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the Fund’s total assets may be invested without regard to these limitations.

The following information replaces similar information for OppenheimerFunds, Inc. found on page 170 in the section titled Appendix C – Additional Portfolio Manager Information:

The portfolio managers of the Capital Appreciation Fund are Julie Van Cleave and Michael Kotlarz.

The following information supplements the information for the Capital Appreciation Fund found on page 170 in the section titled Appendix C – Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Michael Kotlarz
Registered investment companies**	5	$7.08 billion	0	$0
Other pooled investment vehicles	1	$146 million	0	$0
Other accounts***	0	$0	0	$0

*	The information provided is as of May 31, 2012.
**	Does not include the Capital Appreciation Fund.
***	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

Ownership of Securities:

As of June 22, 2012, Michael Kotlarz did not own any shares of the Capital Appreciation Fund.

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SAI B3000M-12-02